Employee Benefit Plan, Summary of Accounting Policy (Tables) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy, Accounting Standard Update, and Change in Accounting Principle [Abstract]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets carried at fair value:

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total
AES common stock	$6,264,613	$—	$—	$6,264,613
Self-directed investments	7,486,954	—	—	7,486,954
Collective investment trusts	207,814,091	—	—	207,814,091
Total assets at fair value	$221,565,658	$—	$—	$221,565,658

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
AES common stock	$5,793,034	$—	$—	$5,793,034
Money market funds	5,584,194	—	—	5,584,194
Mutual funds	18,249,211	—	—	18,249,211
Self-directed investments	4,103,831	—	—	4,103,831
Collective investment trusts	165,412,160	—	—	165,412,160
Total assets at fair value	$199,142,430	$—	$—	$199,142,430

EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets carried at fair value:

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total
AES common stock	$6,264,613	$—	$—	$6,264,613
Self-directed investments	7,486,954	—	—	7,486,954
Collective investment trusts	207,814,091	—	—	207,814,091
Total assets at fair value	$221,565,658	$—	$—	$221,565,658

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
AES common stock	$5,793,034	$—	$—	$5,793,034
Money market funds	5,584,194	—	—	5,584,194
Mutual funds	18,249,211	—	—	18,249,211
Self-directed investments	4,103,831	—	—	4,103,831
Collective investment trusts	165,412,160	—	—	165,412,160
Total assets at fair value	$199,142,430	$—	$—	$199,142,430